SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SCHEDULE OF GEOGRAPHICAL INFORMATION

On a consolidated basis, the Company operates geographically in Singapore, China (collectively “Asia”), the United States and Canada. Geographical information is as follows:

2024
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$1,325,632	$341,240	$53,815,162	$55,482,034
Long-term deposit	107,890	-	-	107,890
Property and equipment	12,256,402	501,280	-	12,757,682
Patents and licenses	-	606,708	-	606,708
Right of use asset	677,553	20,582	-	698,135

Total Assets	$14,367,477	$1,469,810	$53,815,162	$69,652,449

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

17. SEGMENT INFORMATION (Continued)

Year Ended December 31,	Asia	US	Canada	Consolidated
Revenue	$41,427	$-	$-	$41,427

Selling, marketing and administration	(3,329,834)	(6,615,379)	(8,826,208)	(18,771,421)
Research and development	(7,536,414)	(3,618,983)	(179,244)	(11,334,641)
Loss on the acquisition of the remaining interest of SPX	-	-	(6,852,687)	(6,852,687)
Interest expense	(74,644)	(28,029)	-	(102,673)

Loss on fair value of derivative warrant liability	-	-	(20,631,082)	(20,631,082)
Other income, including interest	5,873	-	942,083	947,956
Forgiveness of Covid-19 government support loans	-	-	7,298	7,298

Net loss	$(10,893,592)	$(10,262,391)	$(35,539,840)	$(56,695,823)

2023
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$326,926	$149,227	$2,693,592	$3,169,745
Property and equipment	4,089,653	533,575	-	4,623,228
Patents and licenses	-	502,055	-	502,055
Right of use asset	379,462	102,927	-	482,389

Total Assets	$4,796,041	$1,287,784	$2,693,592	$8,777,417

The Year Ended December 31,	Asia	US	Canada	Consolidated
Revenue	$465,777	$-	$-	$465,777

Selling, marketing and administration	$(2,753,484)	$(6,226,291)	$(1,815,380)	$(10,795,155)
Research and development	(6,249,120)	(3,662,418)	(166,392)	(10,077,930)
Loss on fair value of derivative warrant liability	-	-	(24,865)	(24,865)
Interest expense	(27,906)	(42,276)	-	(70,182)
Gain on contribution of intellectual to joint venture	1,031,807	-	-	1,031,807
Other income, including interest	-	-	234,990	234,990
Share of loss in joint venture	(1,031,807)	-	-	(1,031,807)

Net loss	$(8,564,733)	$(9,930,985)	$(1,771,647)	$(20,267,365)

2022
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$664,658	$133,501	$8,770,035	$9,568,194
Property and equipment	4,496,734	573,773	-	5,070,507
Patents and licenses	-	510,705	-	510,705
Right of use asset	55,775	185,272	-	241,047

Total Assets	$5,217,167	$1,403,251	$8,770,035	$15,390,453

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

17. SEGMENT INFORMATION (Continued)

The Year Ended December 31,	Asia	US	Canada	Consolidated
Revenue	$552,748	$-	$-	$552,748

Selling, marketing and administration	(2,121,596)	(5,885,970)	(1,508,705)	(9,516,271)
Research and development	(6,344,016)	(4,205,177)	(197,550)	(10,746,743)
Gain on contribution of intellectual property to joint venture	1,746,987	-	-	1,746,987
Interest expense	(17,701)	(32,037)	-	(49,738)
Forgiveness of Covid-19 government support loans	-	-	-	-
Other income, including interest	-	-	188,320	188,320
Share of loss in joint venture	(3,211,993)	-	-	(3,211,993)

Net loss	$(9,395,571)	$(10,123,184)	$(1,517,935)	$(21,036,690)